Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	September 30, 2014	December 31, 2013
Equipment	$353,235	$353,235
Leasehold improvements	524	44,000
Furniture	49,147	49,147
	402,906	446,382
Less accumulated depreciation	(209,382)	(176,193)
	$193,524	$270,189

	December 31,
	2013	2012

Equipment	$353,235	$353,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
	446,382	446,382
Less accumulated depreciation	(176,193)	(89,726)
	$270,189	$356,656

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Payable for indemnification	$—	$1,381,236	$—	$1,381,236

Derivative liability	$—	$—	$406,047	$406,047
	Level 1	Level 2	Level 3	Total
Payable for indemnification	$—	$1,376,084	$—	$1,376,084

Derivative liability	$—	$—	$658,453	$658,453

	Level 1	Level 2	Level 3	Total
Payable for indemnification	$—	$1,376,084	$—	$1,376,084

Derivative liability	$—	$—	$658,453	$658,453
	Level 1	Level 2	Level 3	Total
Payable for indemnification	$—	$1,347,806	$—	$1,347,806

Derivative liability	$—	$—	$364,802	$364,802

Estimated Useful Life [Member]
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
Asset Category	Useful Lives
Machinery and equipment (years)	5
Furniture and fixtures (years)	7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

Asset Category	Useful Lives
Machinery and equipment (years)	5
Furniture and fixtures (years)	7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease